Borrowings and Lines of Credit (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Aggregate Line of Credit Facility Maximum Borrowing Capacity	$ 4,350,000,000
Maximum Commercial Paper Borrowing Authority	4,350,000,000
Short Term Debt Weighted Average Interest Rate	5.70%	1.80%
Short Term Line of Credit Facilities Remaining Borrowing Capacities	816,000,000
Multicurrency Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	0
Line of Credit Facility, Expiration Date	May 23, 2019
Line of Credit Facility, Maximum Borrowing Capacity	2,150,000,000
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Amount Outstanding	0
Line of Credit Facility, Expiration Date	May 23, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,200,000,000